Financial Instruments (Details) - Schedule of Rollforward of Financial Instruments - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Rollforward Of Financial Instruments Abstract
Borrowings and financing, beginning	R$ 12,409		R$ 8,001	R$ 7,763
Funding - working capital	3,392		4,001	6,183
Borrowing costs	(142)	[1]	(42)	(93)
Interest provision	1,746		1,436	559
Swap contracts	39		82	39
Mark-to-market	14		(111)	31
Exchange rate and monetary variation	(16)		(18)	5
Debt modification impact				(71)
Borrowing costs amortization	52		26	64
Interest amortization	(1,085)		(783)	(406)
Principal amortization	(1,326)		(61)	(6,075)
Swap amortization	(173)		(122)	2
Borrowings and financing, Ending	R$ 14,910		R$ 12,409	R$ 8,001

[1]	Include costs related to negotiation of waiver in the change of the shareholding control in the amount of R$93, as disclosed in note 10.1, in capital market operations carried out during the year, without changes to other contractual clauses with financial institutions.